Short-Term Borrowings	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Short-Term Borrowings

NOTE 10 – SHORT-TERM BORROWINGS

Short-term borrowings, which consist of federal funds purchased and other short-term borrowings are summarized as follows:

	At December 31, 2015		At December 31, 2014
	Federal		Federal
	Funds	Short-term	Funds	Short-term
	Purchased	Borrowings	Purchased	Borrowings
Outstanding balance at year end	$—	$53,700	$—	$42,700
Maximum indebtedness during the year	—	64,700	—	42,700
Average balance during the year	69	26,880	41	1,951
Average rate paid during the year	0.53%	0.20%	0.54%	0.19%
Interest rate on year end balance	—	0.35%	—	0.14%

	At December 31, 2013
	Federal
	Funds	Short-term
	Purchased	Borrowings
Outstanding balance at year end	$—	$—
Maximum indebtedness during the year	—	—
Average balance during the year	28	—
Average rate paid during the year	0.53%	—
Interest rate on year end balance	—	—

Outstanding during the year represent daily averages. Average interest rates represent interest expense divided by the related average balances.

These borrowing transactions can range from overnight to six months in maturity. The average maturity was one day at both December 31, 2015 and December 31, 2014.